RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Jan. 02, 2022
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED COSTS:
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2021	2020

Employee termination and benefit costs	$251	$10,900
Exit, relocation and other costs	3,312	13,321
Net loss on disposal and write-downs of property, plant and equipment, right-of-use assets and software related to exit activities	3,136	23,933
Acquisition-related transaction costs	1,526	—
	$8,225	$48,154

Restructuring and acquisition-related costs in fiscal 2021 related to the following: $4.1 million for post-closure costs relating to the Company's former textile manufacturing and sewing operations in Mexico; $2.0 million for yarn-spinning plant in the U.S., that was closed in 2020, including a lease exit charge; $1.5 million in transaction costs incurred in connection with the acquisition of Frontier Yarns; and $0.6 million in other costs, to complete restructuring activities that were initiated in prior years.

Restructuring and acquisition-related costs in fiscal 2020 related to the following: $22.5 million for the closure of a yarn-spinning plant in the U.S., including accelerated depreciation of right-of-use assets and equipment; $10.8 million for the closure of textile manufacturing and sewing operations in Mexico; $5.9 million for the exit of ship-to-the-piece activities, including computer software write-downs and warehouse consolidation costs; $2.4 million for SG&A workforce reductions; and $6.6 million in other costs, including costs incurred to complete restructuring activities that were initiated in fiscal 2019.